Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Goodwill and Indefinite-Lived Intangible Assets
The following table presents the changes in the gross carrying amount of goodwill and other indefinite lived intangible assets for the periods presented:

	Total		Presented in non-current assets of discontinued operations		Net
	Goodwill	Tradenames	Goodwill	Tradenames	Goodwill	Tradenames
Balance, January 1, 2022 [1]	$34,255	$35,997	$—	$—	$34,255	$35,997
Foreign currency adjustments	501	—	—	—	501	—
Acquisitions [2]	7,292	—	—	—	7,292	—
Balance, December 31, 2022	42,048	35,997	—	—	42,048	35,997
Foreign currency adjustments	885	—	—	—	885	—
Acquisitions [3]	3,991	—	1,996	—	1,995	—
Balance, December 31, 2023	46,924	35,997	1,996	—	44,928	35,997
Measurement period adjustments	(1,228)	—	(614)	—	(614)	—
Foreign currency adjustments	(119)	—	65	—	(184)	—
Disposition of GEH Singapore	(1,447)	—	(1,447)	—	—	—
Balance, December 31, 2024	$44,130	$35,997	$—	$—	$44,130	$35,997
1.Relates to goodwill and tradenames recognized by NetDragon in connection with its 2015 acquisition of Promethean World Limited.
2.Relates to goodwill recognized as a result of the 2022 acquisition of Explain Everything as discussed in Note 3 - Acquisitions and Disposition.
3.Relates to goodwill recognized as a result of the 2023 acquisition of GEH Singapore as discussed in Note 3 - Acquisitions and Disposition. In 2024, the Company completed the purchase price allocation and assigned goodwill equally to both the eLMTree and GEH Singapore reporting units.
Finite-Lived Intangible Assets
The components of finite-lived intangible assets are as follows:

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,312	(33,980)	3,332	0.84
Tradenames	570	(394)	176	0.92
Non-compete agreements	54	(38)	16	0.92
Total finite-lived intangible assets	$48,450	$(44,926)	$3,524	0.84

	December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Weighted Average Remaining Useful Life (Years)
Customer relationships	$10,514	$(10,514)	$—	0.00
Patent and developed technology	37,323	(30,023)	7,300	1.90
Tradenames	576	(207)	369	2.00
Non-compete agreements	54	(20)	34	2.00
Finite-lived intangible assets	$48,467	$(40,764)	$7,703	1.91
No impairments of intangible assets or goodwill were identified during fiscal years 2024, 2023 and 2022. The Company estimates that it has no significant residual value related to any of the intangible assets.
During the years ended December 31, 2024, 2023 and 2022, intangible assets amortization expense of $4,166, $4,223 and $3,631, respectively, related to continuing operations was included in cost of revenue on the Company’s consolidated statements of operations.
The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2024:

Year Ending December 31,
2025	$3,524
Total	$3,524